[DECHERT LLP LETTERHEAD]

November 6, 2003

Via EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	The Bramwell Funds, Inc. (the "Company")
SEC File Nos. 33-79742 and 811-8546
Post-Effective Amendment No. 14 to the Registration Statement on Form N-1A (the "Amendment")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act, the undersigned hereby certifies on behalf of the Company that the form of Prospectus and Statement of Additional Information that would have been filed by the Company pursuant to Rule 497(c) under the Securities Act would not have differed from the form of Prospectus and Statement of Additional Information included in the Amendment, as filed electronically on November 3, 2003.

Sincerely,

/s/ Margaret A. Bancroft
Margaret A. Bancroft